Note 19 - Contingencies	12 Months Ended
Dec. 31, 2012
Contingencies Disclosure [Text Block]
19.   CONTINGENCIES

Legal Proceedings

The Company is involved in several litigation matters relating to its intellectual property, as detailed below. While the Company cannot make any assurances regarding the eventual resolution of these matters, the Company does not believe at this time that the final outcomes will have a material adverse effect on its consolidated results of operations or financial condition.

Certain Cold Cathode Fluorescent Lamp Inverter Circuits And Products Containing Same, Investigation No. 337-TA-666.   On December 15, 2008, the Company filed a complaint with the United States International Trade Commission (“ITC”) in Washington, D.C. The Company alleged that Monolithic Power Systems, Inc. (“MPS”), Microsemi Corporation (“Microsemi”), AsusTek, LG and BenQ have engaged in unfair acts through the unlicensed importation of certain products with MPS or Microsemi inverter controllers covered by the Company’s patents.  The Company sought an order preventing the importation of the products into the United States.   On April 20, 2010, the ITC judge issued an initial determination that the products of Microsemi infringed on one of the Company’s patents, but, MPS and AsusTek do not infringe on the Company’s patents; however the full commission ruled that none of the named parties infringed on the Company’s patents.  The Company appealed the ruling relating to Microsemi, and both parties settled the matter in December 2011, with the litigation proceeds received by the Company in February 2012.  The matter is now closed.

Monolithic Power Systems, Inc. v. O2Micro International Limited, Case No. C 08-4567 CW.    On October 1, 2008, MPS filed a complaint in the United States District Court in the Northern District of California for declaratory judgment that certain claims of the Company’s patents are invalid and not infringed.   The Company has filed counterclaims for patent infringement.  The matter was scheduled for trial in July 2010; however the Company dismissed the case in June 2010, and agreed not to assert the patent in dispute for this matter against MPS.   MPS moved for costs and attorneys fees.   On May 3, 2012, the Court approved MPS’ revised motion and set the final award of $8,419,429 in attorneys’ fees, and two orders of costs for $663,151 and $339,315.   The Company disagrees with the Court’s ruling, and intends to continue to conduct a vigorous defense.   The Company filed an appeal with the United States Court of Appeals for the Federal Circuit, which is currently pending (Case No. 12-1221).  In August 2012, the Company obtained a supersedeas bond with the Court for $9.55 million to cover the judgment during the appellate process, including prospective interest.  The matter is scheduled to be heard before the appellate court in the second quarter of 2013.  A total of $10 million time deposits were pledged for the purpose of issuing the Court bonds to the Court and such amount was recorded as restricted assets as of December 31, 2012.  As of December 31, 2012, the Company recorded approximately $9.4 million of provision for litigation.

O2Micro International Ltd. v. Beyond Innovation Technology Co. et al., Case No. 2:04-CV-32 (TJW).   On April 3, 2008, the United States Court of Appeals for the Federal Circuit vacated a jury verdict and final judgment of infringement, including a permanent injunction, against defendants Beyond Innovation Technology Company Limited, SPI Electronic Company Limited and FSP Group, and Lien Chang Electronic Enterprise Company Limited.  The Federal Circuit further remanded the case to the Eastern District of Texas, and the case was tried and submitted to the Court in July 2009, and in 2010, the Court ruled again in favor of O2Micro.   Beyond Innovation Technology Company, and its attorneys, each appealed the judgment in 2011, which were each upheld by the United States Court of Appeals in the latter part of 2011 (Case Nos. 2011-1054 and 2011-1031, respectively).

Powertech Association LLC v. O2Micro International Limited, et al., Case No. 09-4391.  On August 7, 2009, Powertech Association LLC, an entity formed by MPS and Microsemi, filed a complaint in the United States District Court in the Eastern District of New York, alleging certain products manufactured by the Company infringe upon three of their patents.  The Company was not been served by the Plaintiffs and the matter was dismissed by the Court for failure to prosecute in April 2011. The matter is now closed.

O2 Holdings Limited v. O2Micro International Ltd., Germany, District of Hamburg. On August 20, 2008, the Regional Court of Hamburg issued a temporary restraining order prohibiting the Company from using the trademark “O2Micro” and “O2Micro Breathing Life into Mobility” in Germany.  A hearing was held, and on November 4, 2009, the initial order was upheld, and the Appellate Court upheld the initial ruling in August 2012.   Both parties are seeking a mutual global resolution on the matter.

O2Micro International Ltd. v. Leadtrend, Intellectual Property Court, Taiwan.  The Company filed a patent infringement action in against Leadtrend Technology Corp. in Taiwan Intellectual Property Court on March 9, 2012.  The first hearing was held on July 4, 2012.  The next hearing will be held May 1, 2013, and both parties should complete discovery by that time.

O2Micro (Wuhan) Co Ltd. v. Protek (Shanghai) Ltd., et al., Wuhan Intermediate Court, China.  On February 10, 2011, the Company filed a patent infringement action in Wuhan Intermediate Court against ASUS Notebook manufacturer “Protek (Shanghai) Ltd” and Wuhan Heyonghaoyu Co Ltd., the infringing product retailer. With further evidence, the Company added Chi Mei Corporation (“Chi Mei”), AsusTek Computer Inc. (“AsusTek”), ChiMei-Innolux Corporation (“ChiMei-Innolux”), and Richtek Technology Corporation (“Richtek”) as defendants.  ChiMei-Innolux made an objection to the jurisdiction and Wuhan Intermediate Court rejected the objection on October 20, 2011.  ChiMei-Innolux appealed the verdict to the High Level Court of Hubei Province and the High Level Court rejected the appeal on January 16, 2012.  Richtek filed an objection to the jurisdiction and Wuhan Intermediate Court rejected the objection on May 7, 2012.  Richtek appealed the verdict to the High Level Court of Hubei province on June 7, 2012, but withdrew its appeal on September 4, 2012.  Wuhan Intermediate Court is in the process of confirming applicable test scheme after both O2Micro and Richtek submitted their respective test scheme as required in November 2012.

O2Micro (Wuhan) Co Ltd. v. Wistron InfoComm et al., Nanjing Intermediate Court, China.   On October 19, 2011, the Company filed a patent infringement action in Nanjing Intermediate Court against Dell Notebook manufacturer Wistron InfoComm Manufacturing (Kunshan) Co., Ltd., the panel manufacturer Chunghwa Picture Tubes Ltd. (“CPT”), and Nanjing Andong Co Ltd. the infringing product retailer.  CPT raised objection to jurisdiction on November 25, and Nanjing Intermediate Court has made a written verdict to reject the jurisdiction objection on December 25, 2011.  CPT appealed the verdict to the High Level Court of Jiangsu Province on January 19, 2012.  The High Court of Jiangsu Province made a written verdict to reject the jurisdiction objection appeal on April 17, 2012.  The hearing (evidence cross-examining) was held on July 3, 2012. The Company made a technical statement to Nanjing Intermediate Court on July 17, 2012.  The second hearing was held on December 11, 2012.

ECS International Trading (Shanghai) Co. Ltd v. O2Security (Wuhan) Ltd.  On July 22, 2010, ECS International Trading (Shanghai) Co. Ltd (“ECS”) filed the arbitration case with China International Economic and Trade Arbitration Commission (“CIETAC”) in Beijing (Case No. DX20100430) for breach of contract relating to local compliance issues, requesting termination of the agreement between the parties, and demanding a refund of approximately $387,000 (RMB 2,560,000) from O2Security (Wuhan) Ltd (“OSW”). The case was served on November 15, 2010. In addition, on November 11, 2010, ECS posted a bond of RMB 2,649,641 and applied an order for provisional seizure of RMB 2,560,240 from OSW’s bank accounts before the Honshan District Court in Wuhan (Case No. Honchungbo Tzu No 5). OSW moved the Court to lift the said seizure but the Court did not reach a decision on OSW’s request.  ECS withdrew the arbitration on May 23, 2011 and CIETAC confirmed such withdrawal on May 27, 2011.  Honshan District Court made dismissed the seizure procedure against OSW on June 17, 2011.

The Company received $100,000 and $850,000 litigation income in relation to patent litigation cases in the United States for the years ended December 31, 2012 and 2011, respectively.  No litigation proceeds were received for the year ended December 31, 2010.

The Company, as a normal course of business, is a party to litigation matters, legal proceedings, and claims. These actions may be in various jurisdictions and may involve patent protection and/or infringement. While the results of such litigations and claims cannot be predicted with certainty, the final outcome of such matters is not expected to have a material adverse effect on its consolidated financial position or results of operations. No assurance can be given, however, that these matters will be resolved without the Company becoming obligated to make payments or to pay other costs to the opposing parties, with the potential for having an adverse effect on the Company’s financial position or its results of operations.  Except for the litigation provision stated above, no other provision for any litigation has been provided as of December 31, 2012 and 2011.